Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Cash and cash equivalents [abstract]
Cash and bank balances	₨ 34,087		₨ 41,966	₨ 23,300
Demand deposits with banks	110,412		116,563	21,625
Cash and cash equivalents	₨ 144,499	$ 1,917	₨ 158,529	₨ 44,925